Events after the reporting period (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Mar. 05, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total deficits recognized			R$ 47.5
Post employment liability and expected loss	R$ 303.9
Provisions recognized			R$ 162.4
Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Issuance of unsecured debenture		R$ 2,940.0